Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of segment information

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues
One-on-one offerings	835,649	1,044,769	1,365,706	196,171
Small class offerings	12,344	100,748	112,787	16,201
Total net revenues	847,993	1,145,517	1,478,493	212,372

Cost of revenues
One-on-one offerings	(293,763)	(342,927)	(386,085)	(55,458)
Small class offerings	(20,358)	(67,981)	(53,838)	(7,733)
Total cost of revenues	(314,121)	(410,908)	(439,923)	(63,191)

Gross profit
One-on-one offerings	541,886	701,842	979,621	140,713
Small class offerings	(8,014)	32,767	58,949	8,468
Total gross profit	533,872	734,609	1,038,570	149,181

Gross profit margin
One-on-one offerings	64.8%	67.2%	71.7%	71.7%
Small class offerings	(64.9)%	32.5%	52.3%	52.3%
Total gross profit margin	63.0%	64.1%	70.2%	70.2%

Sales and marketing expenses
One-on-one offerings	(619,966)	(647,314)	(738,010)	(106,009)
Small class offerings	(37,099)	(83,919)	(54,581)	(7,840)
Total sales and marketing expenses	(657,065)	(731,233)	(792,591)	(113,849)

Product development expenses
One-on-one offerings	(202,129)	(139,240)	(138,291)	(19,864)
Small class offerings	(21,073)	(45,760)	(19,214)	(2,760)
Total product development expenses	(223,202)	(185,000)	(157,505)	(22,624)

General and administrative expenses
One-on-one offerings	(213,880)	(186,983)	(178,606)	(25,655)
Small class offerings	(10,515)	(36,074)	(17,423)	(2,503)
Total general and administrative expenses	(224,395)	(223,057)	(196,029)	(28,158)

Operating expenses
One-on-one offerings	(1,035,975)	(973,537)	(1,054,907)	(151,528)
Small class offerings	(68,687)	(165,753)	(91,218)	(13,103)
Total operating expenses	(1,104,662)	(1,139,290)	(1,146,125)	(164,631)

Loss from operations
One-on-one offerings	(494,089)	(271,695)	(75,286)	(10,815)
Small class offerings	(76,701)	(132,986)	(32,269)	(4,635)
Total loss from operations	(570,790)	(404,681)	(107,555)	(15,450)

Schedule of property and equipment by geographical location

	Property and equipment
	As of December 31,
	2018	2019
	RMB	RMB
China	27,103	16,446
Philippines	8,238	3,890